Inventories (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Satellite equipment for sale under construction	$ 1,329,639		$ 197,645
Parts			11,029
Supplies	5,219	5,273	5,540
Gross	1,334,858	5,273	214,214
Allowance for inventory loss	(5,219)	(5,273)	(5,540)
Net	$ 1,329,639		$ 208,674